INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Income (Loss) Before Taxes on Income

	Year ended December 31,
	2013	2012	2011

Domestic	$10,116	$4,145	$(2,556)
Foreign	(1,848)	(690)	(1,913)

	$8,268	$3,455	$(4,469)

Schedule of Deferred Taxes

	December 31,
	2013	2012

Reserves and accruals	$771	$615
Carryforward tax losses	32,007	26,928
Other temporary differences	1,727	1,620

Total deferred tax assets before valuation allowance	$34,505	$29,163

Valuation allowance (3)	(30,410)	(26,095)

Net deferred tax assets	$4,096	$3,068

Goodwill and other intangible assets	(9,290)	(6,244)
Other temporary differences	(214)	(227)

Total deferred tax liabilities	$(9,504)	$(6,471)

Total deferred tax Liabilities	$(5,408)	$(3,405)

Schedule of Deferred Taxes Included in Balance Sheets

	December 31,
	2013	2012

Long-term Liabilities	$(5,408)	$(3,405)

	$(5,408)	$(3,405)

Schedule of Reconciling Items

	Year ended December 31,
	2013	2012	2011

Income (loss) before taxes, as reported in the consolidated statements of operations	$8,268	$3,455	$(4,469)

Statutory tax rate	25%	25%	24%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$2,067	$864	$(1,072)
Tax adjustment in respect of different tax rates in subsidiaries and changes in tax rates	307	34	1,064
Operating carryforward losses for which a valuation allowance was provided	454	302	2,219
Realization of carryforward tax losses for which a valuation allowance was provided and change in valuation allowance in respect of deferred taxes	(799)	(501)	-
Profit raise from gaining control in subsidiary previously treated by the equity method	(825)	-	-
Nondeductible expenses and other permanent differences	133	160	172

	$1,337	$861	$2,383

Schedule of Components of Income Taxes

	Year ended December 31,
	2013	2012	2011

Current	$65	$14	$5
Deferred	1,272	847	2,378

	$1,337	$861	$2,383

Domestic	$1,320	$847	$2,378
Foreign	17	14	5

	$1,337	$861	$2,383